Fair Value Measurements Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Senior Notes due March 2028 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value		$ 48,220	$ 49,200
Portion at Other than Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Royalty Obligation Fair value	75,645	90,617
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Palmarejo gold production royalty [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Not Measured at Fair Value		90,617	111,257
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Convertible Senior Notes due March 2028 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Not Measured at Fair Value		48,220	49,205
Long-term Debt, Fair Value	5,153	48,220
Portion at Other than Fair Value, Fair Value Disclosure [Member] | 7.875% Senior Notes due 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	295,689
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Royalty Obligation Fair value	0	0
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | Palmarejo gold production royalty [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Not Measured at Fair Value		0	0
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | Convertible Senior Notes due March 2028 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Not Measured at Fair Value		48,220	49,205
Long-term Debt, Fair Value	5,153	48,220
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 1 [Member] | 7.875% Senior Notes due 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	295,689
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Royalty Obligation Fair value	75,645	90,617
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Palmarejo gold production royalty [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Not Measured at Fair Value		90,617	111,257
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | Convertible Senior Notes due March 2028 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Not Measured at Fair Value		0	0
Long-term Debt, Fair Value	0	0
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 2 [Member] | 7.875% Senior Notes due 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	0
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Royalty Obligation Fair value	0	0
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | Palmarejo gold production royalty [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Not Measured at Fair Value		0	0
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | Convertible Senior Notes due March 2028 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial Liabilities Not Measured at Fair Value		0	0
Long-term Debt, Fair Value	0	0
Portion at Other than Fair Value, Fair Value Disclosure [Member] | Fair Value, Inputs, Level 3 [Member] | 7.875% Senior Notes due 2021 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term Debt, Fair Value	$ 0